Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

May 31, 2012

Dates Covered
Collections Period	05/01/12 - 05/31/12
Interest Accrual Period	05/15/12 - 06/14/12
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/12	595,454,157.91	34,154
Yield Supplement Overcollateralization Amount at 04/30/12	17,290,806.13	0

Receivables Balance at 04/30/12	612,744,964.04	34,154
Principal Payments	21,726,698.00	857
Defaulted Receivables	578,423.14	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/12	16,439,825.20	0

Pool Balance at 05/31/12	574,000,017.70	33,269

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	5,687,130.77	482
Past Due 61-90 days	962,884.13	91
Past Due 91 + days	285,635.88	14

Total	6,935,650.78	587

Total 31+ Delinquent as % Ending Pool Balance	1.21%
Recoveries	441,260.55
Aggregate Net Losses/(Gains)—May 2012	137,162.59
Overcollateralization Target Amount	30,135,000.93
Actual Overcollateralization	30,135,000.93
Weighted Average APR	4.34%
Weighted Average APR, Yield Adjusted	5.78%
Weighted Average Remaining Term	53.62

Flow of Funds	$ Amount
Collections	24,289,050.83
Advances	1,372.67
Investment Earnings on Cash Accounts	3,042.88
Servicing Fee	(510,620.80)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	23,782,845.58

Distributions of Available Funds
(1) Class A Interest	404,308.28
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	20,327,797.85
(7) Distribution to Certificateholders	3,019,071.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,782,845.58

Servicing Fee	510,620.80
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 05/15/12	564,192,814.62
Principal Paid	20,327,797.85
Note Balance @ 06/15/12	543,865,016.77

Class A-1
Note Balance @ 05/15/12	17,468,814.62
Principal Paid	17,468,814.62
Note Balance @ 06/15/12	0.00
Note Factor @ 06/15/12	0.0000000%

Class A-2
Note Balance @ 05/15/12	197,000,000.00
Principal Paid	2,858,983.23
Note Balance @ 06/15/12	194,141,016.77
Note Factor @ 06/15/12	98.5487395%

Class A-3
Note Balance @ 05/15/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/12	243,000,000.00
Note Factor @ 06/15/12	100.0000000%

Class A-4
Note Balance @ 05/15/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 06/15/12	87,531,000.00
Note Factor @ 06/15/12	100.0000000%

Class B
Note Balance @ 05/15/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 06/15/12	19,193,000.00

Note Factor @ 06/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	435,976.73
Total Principal Paid	20,327,797.85

Total Paid	20,763,774.58

Class A-1
Coupon	0.41126%
Interest Paid	6,186.42
Principal Paid	17,468,814.62

Total Paid to A-1 Holders	17,475,001.04

Class A-2
Coupon	0.65000%
Interest Paid	106,708.33
Principal Paid	2,858,983.23

Total Paid to A-2 Holders	2,965,691.56

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6186489
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.8450483

Total Distribution Amount	29.4636972

A-1 Interest Distribution Amount	0.0391546
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	110.5621178

Total A-1 Distribution Amount	110.6012724

A-2 Interest Distribution Amount	0.5416666
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	14.5126052

Total A-2 Distribution Amount	15.0542718

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/12	64,057.99
Balance as of 05/31/12	65,430.66
Change	1,372.67

Reserve Account
Balance as of 05/15/12	1,810,700.07
Investment Earnings	230.06
Investment Earnings Paid	(230.06)
Deposit/(Withdrawal)	—
Balance as of 06/15/12	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07